SECURE Act 2.0	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Ebp Secure Act [Line Items]
SECURE Act 2.0
7.	SECURE Act 2.0
On December 23, 2022, Congress passed the Consolidated Appropriations Act of 2023 which includ
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d SECURE Act 2.0. SECURE Act 2.0 contains over 90 new retirement provisions, with varying effective dates through 2027. Since SECURE Act 2.0 provisions include both required and optional elements, the plan administrator will determine the optional provisions to elect and amend the Plan document accordingly. Most of the significant provisions became effective in 2024 and thereafter. Accordingly, there is no material impact to the Plan’s 2025 financial statements.